INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES [Text Block]
9.	INCOME TAXES

a)	The reconciliation of income taxes at statutory income tax rates in the United States of 21% (2018 - 21% and 2017 - 35%) to the income tax expense is as follows:

Year ended December 31,	2019	2018	2017
	$	$	$
Loss for the year before income tax	(296,000)	(41,000)	(302,000)
Expected income tax recovery based on statutory rate	(62,000)	(9,000)	(106,000)
Adjustment to expected income tax benefit:
permanent differences	(4,000)	44,000	(104,000)
change in taxe rate	—	5,360,000	210,000
change in benefit of tax assets not recognized	66,000	(5,395,000)	—
	—	—	—

b)	Deferred income tax
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

Year ended December 31,	2019	2018
	$	$

Non-capital loss carryforwards	14,098,000	13,330,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	108,000	127,000
Others	115,000	264,000
Total:	39,861,000	39,261,000

The Company has non-capital losses in the United States of approximately $13.8 million available, which may be applied against future taxable income and which expire as follows:

2025	$98,000
2026	224,000
2027	1,874,000
2028	3,340,000
2029	504,000
2030	1,017,000
2031	1,810,000
2032	1,690,000
2033	865,000
2034	667,000
2035	520,000
2036	238,000
2037	276,000
2038	361,000
2039	313,000
$13,797,000